Share capital and share premium (Tables)	3 Months Ended
Mar. 31, 2019
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Summary of Share Capital and Share Premium

	March 31, 2019	December 31, 2018
	(in thousands)
	£	£
Share capital	1,290	1,289
Share premium	79,459	79,426

	80,749	80,715

	March 31, 2019	December 31, 2018
	Number (in thousands)
Issued share capital comprises:
Ordinary shares of £0.04 each	32,236	32,226

Summary of Movement in the Share Capital

	Number of shares	Share capital	Share premium
	(in thousands)
Fully paid shares:		£	£
Balance at December 31, 2018	32,226	1,289	79,426
Issue of shares on exercise of options	10	1	33

Balance at March 31, 2019	32,236	1,290	79,459